Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longliqi International (NIG) Limited	Controlled by a major shareholder of the Company	Sales
Longrich Goalbridge Company Limited	Controlled by a major shareholder of the Company	Sales
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Longrich Bioscience (M) Berhad	Controlled by a major shareholder of the Company	Sales
Suzhou Colori Cosmetics	The then CEO of Suzhou Colori is a one major shareholder of the Company	Purchase and operating leases